Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2016, 2015 and 2014 are summarized as follows:

Year ended December 31, 2016	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(74)	(9)	(83)
EPS restructuring plan	—	(1)	—	(1)
$600-650 million net opex plan	—	—	(1)	(1)
Long-lived asset impairment charge	(8)	—	—	(8)

Total	(8)	(75)	(10)	(93)

Year ended December 31, 2015	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	—	(2)	(2)
Manufacturing consolidation	—	(1)	(10)	(11)
EPS restructuring plan	—	(36)	—	(36)
Long-lived asset impairment charge	(16)	—	—	(16)

Total	(16)	(37)	(12)	(65)

Year ended December 31, 2014	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	(17)	(7)	(24)
Manufacturing consolidation	—	(8)	(4)	(12)
EPS restructuring plan	—	(16)	(14)	(30)
Long-lived asset impairment charge	(24)	—	—	(24)

Total	(24)	(41)	(25)	(90)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2014 to December 31, 2016 are summarized as follows:

	Set-top Box restructuring plan	$600-650 million net opex plan	Manufacturing consolidation	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2014	—	11	5	15	11	42
Charges incurred in 2015	—	2	11	43	—	56
Adjustments for unused provisions	—	—	—	(7)	—	(7)
Amounts paid	—	(5)	(5)	(33)	(2)	(45)
Receivables not collected upon contract termination	—	—	(4)	—	—	(4)
Longgang deconsolidation	—	—	(6)	—	—	(6)
Currency translation effect	—	(2)	—	—	—	(2)
Provision as at December 31, 2015	—	6	1	18	9	34
Charges incurred in 2016	83	1	—	1	—	85
Amounts paid	(46)	(1)	(1)	(10)	(1)	(59)
Liability settlement	—	—	—	—	(3)	(3)
Currency translation effect	—	(1)	—	(1)	(1)	(3)
Provision as at December 31, 2016	37	5	—	8	4	54